INCOME TAX EXPENSE - ANALYSIS OF DIFFERENCES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
INCOME TAX EXPENSE [abstract]
Profit (loss) before tax	¥ 1,068,800	$ 155,450	¥ 1,347,132	¥ 1,544,009
Tax calculated at the statutory rate of 25%	267,200		336,783	386,002
Effect of expenses not deductible for tax purposes	19,647		663	1,928
Effect of income not subject to tax	(3,432)		(3,354)	(3,277)
Tax losses for which no deferred tax asset was recognised	9,098		5,561	5,656
Adjustments for current tax of prior periods	(2,335)		(3,886)	0
Utilisation of previously unrecognised tax losses	(412)		(403)	0
Income tax expense	¥ 289,766	$ 42,145	¥ 335,364	¥ 390,309

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .